Condensed Consolidated Statements of Changes In Shareholders’ Equity (Deficit) (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2026 shares
Total Shareholders’ Equity (Deficit)
Sale of Private Placement Units (in Shares)	665,000